NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME PER SHARE
Schedule of basic and diluted income per share

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Numerator:
Net income	578,653	488,246	2,847,933	401,123
Less: Net income attributable to non-controlling interests	108	—	—	—
Net income attributable to ordinary shareholders	578,545	488,246	2,847,933	401,123

Denominator:
Weighted average number of shares – basic	2,051,263,478	2,473,078,408	2,532,109,710	2,532,109,710
Adjustments for dilutive options and RSUs	84,580,779	43,195,219	453,592	453,592
Weighted average number of shares – diluted	2,135,844,257	2,516,273,627	2,532,563,302	2,532,563,302

Basic net income per share attributable to ordinary shareholders	0.29	0.20	1.12	0.16
Diluted net income per share attributable to ordinary shareholders	0.27	0.19	1.12	0.16